INVESTMENT IN PUBLIC COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2023	Jul. 05, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Jul. 11, 2019
IfrsStatementLineItems [Line Items]
Per share price										$ 5.00	$ 4.00
Impairment asset fair value									$ 3,363
Impairment assets carrying value									$ 4,046
Holding shares								644,229
Fair value interest			$ 2,087		$ 2,087
Cash carrying value			2,568		2,568
Unrealized gain or loss			$ 1,287	$ 0	$ 481	$ 0
O C I [Member]
IfrsStatementLineItems [Line Items]
Impairment loss							$ 5,322
Cash carrying value							$ 2,087
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Offering price								$ 4.00
Top of range [member]
IfrsStatementLineItems [Line Items]
Offering price								$ 5.00
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	585,000	3,900,000
Price per share		$ 5.00
Net proceeds		$ 16,200
Additional antidilution shares					2,659,000
Percentage of voting equity interests acquired	4.70%
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Private investment interest					$ 4,500
Number of shares purchased			1,000,000		1,000,000
Percentage of equity held			7.50%		7.50%
Intensity [Member] | Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer												$ 1,300
Number of ordinary shares issued in acquisition												129,806
Number of private company share consists in sole asset												288,458
Number of shares outstanding												1,288,458